Cover	Nov. 10, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39881
Entity Registrant Name	EMBARK TECHNOLOGY, INC.
Entity Central Index Key	0001827980
Entity Tax Identification Number	86-3343695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	424 Townsend Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	671-9628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EMBK
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	EMBKW
Security Exchange Name	NASDAQ